Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000079533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	TLQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 9.42% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 9.64%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.42%	7.30%	6.55%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2025 Fund Composite Index	9.64%	7.41%	6.63%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,030,274,815
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 9,875,884
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$6,030,274,815

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$9,875,884

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Premier Class Shares
Trading Symbol	TLVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 9.26% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 9.64%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	9.26%	7.15%	6.40%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2025 Fund Composite Index	9.64%	7.41%	6.63%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,030,274,815
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 9,875,884
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$6,030,274,815

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$9,875,884

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 9.13% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 9.64%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	9.13%	7.04%	6.29%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2025 Fund Composite Index	9.64%	7.41%	6.63%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,030,274,815
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 9,875,884
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$6,030,274,815

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$9,875,884

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162582 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Class I Shares
Trading Symbol	TLQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 9.37% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 9.64%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	9.37%	7.21%	7.10%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2025 Fund Composite Index	9.64%	7.41%	7.28%

S&P Target Date 2025 Index	8.82%	7.23%	6.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,030,274,815
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 9,875,884
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$6,030,274,815

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 9,875,884

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	TLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 10.01% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 10.23%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	10.01%	8.33%	7.20%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2030 Fund Composite Index	10.23%	8.44%	7.28%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,826,858,954
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 13,474,913
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$8,826,858,954

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$13,474,913

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Premier Class Shares
Trading Symbol	TLHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 9.83% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 10.23%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	9.83%	8.17%	7.03%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2030 Fund Composite Index	10.23%	8.44%	7.28%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,826,858,954
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 13,474,913
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$8,826,858,954

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$13,474,913

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079538 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 9.71% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 10.23%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	9.71%	8.07%	6.93%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2030 Fund Composite Index	10.23%	8.44%	7.28%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,826,858,954
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 13,474,913
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$8,826,858,954

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$13,474,913

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162583 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Class I Shares
Trading Symbol	TLHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 9.96% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 10.23%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	9.96%	8.24%	7.81%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2030 Fund Composite Index	10.23%	8.44%	7.99%

S&P Target Date 2030 Index	9.51%	8.53%	7.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,826,858,954
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 13,474,913
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$8,826,858,954

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 13,474,913

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162584 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Class I Shares
Trading Symbol	TLYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 10.56% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 10.86%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	10.56%	9.38%	8.57%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2035 Fund Composite Index	10.86%	9.60%	8.75%

S&P Target Date 2035 Index	10.24%	9.95%	8.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 9,649,276,577
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,023,410
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$9,649,276,577

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 14,023,410

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079539 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	TLYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 10.57% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 10.86%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	10.57%	9.47%	7.88%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2035 Fund Composite Index	10.86%	9.60%	7.95%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 9,649,276,577
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,023,410
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$9,649,276,577

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$14,023,410

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079540 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Premier Class Shares
Trading Symbol	TLYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 10.45% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 10.86%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	10.45%	9.30%	7.71%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2035 Fund Composite Index	10.86%	9.60%	7.95%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 9,649,276,577
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,023,410
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$9,649,276,577

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$14,023,410

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079541 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 10.34% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 10.86%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	10.34%	9.19%	7.60%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2035 Fund Composite Index	10.86%	9.60%	7.95%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 9,649,276,577
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,023,410
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$9,649,276,577

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$14,023,410

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	TLZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 11.44% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 11.72%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	11.44%	10.80%	8.61%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2040 Fund Composite Index	11.72%	10.94%	8.70%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,206,947,097
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 14,334,217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$10,206,947,097

Total number of portfolio holdings	5

Portfolio turnover (%)	12%

Total management fees paid for the year	$14,334,217

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Premier Class Shares
Trading Symbol	TLPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 11.28% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 11.72%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	11.28%	10.64%	8.45%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2040 Fund Composite Index	11.72%	10.94%	8.70%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,206,947,097
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 14,334,217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$10,206,947,097

Total number of portfolio holdings	5

Portfolio turnover (%)	12%

Total management fees paid for the year	$14,334,217

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 11.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 11.72%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	11.18%	10.53%	8.35%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2040 Fund Composite Index	11.72%	10.94%	8.70%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,206,947,097
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 14,334,217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$10,206,947,097

Total number of portfolio holdings	5

Portfolio turnover (%)	12%

Total management fees paid for the year	$14,334,217

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162585 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Class I Shares
Trading Symbol	TLZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 11.46% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 11.72%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	11.46%	10.72%	9.39%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2040 Fund Composite Index	11.72%	10.94%	9.57%

S&P Target Date 2040 Index	10.87%	11.07%	8.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,206,947,097
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 14,334,217
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$10,206,947,097

Total number of portfolio holdings	5

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 14,334,217

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162586 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Class I Shares
Trading Symbol	TLMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 12.04% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 12.31%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI EAFE + Emerging Markets Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	12.04%	11.77%	9.95%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2045 Fund Composite Index	12.31%	11.99%	10.15%

S&P Target Date 2045 Index	11.33%	11.80%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,792,581,032
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 12,090,250
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$8,792,581,032

Total number of portfolio holdings	5

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 12,090,250

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	TLXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 12.05% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 12.31%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI EAFE + Emerging Markets Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.05%	11.86%	9.16%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2045 Fund Composite Index	12.31%	11.99%	9.24%

S&P Target Date 2045 Index	11.33%	11.80%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,792,581,032
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 12,090,250
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$8,792,581,032

Total number of portfolio holdings	5

Portfolio turnover (%)	11%

Total management fees paid for the year	$12,090,250

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079546 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Premier Class Shares
Trading Symbol	TLMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 11.86% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 12.31%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI EAFE + Emerging Markets Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	11.86%	11.70%	8.99%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2045 Fund Composite Index	12.31%	11.99%	9.24%

S&P Target Date 2045 Index	11.33%	11.80%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,792,581,032
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 12,090,250
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$8,792,581,032

Total number of portfolio holdings	5

Portfolio turnover (%)	11%

Total management fees paid for the year	$12,090,250

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 11.77% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 12.31%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI EAFE + Emerging Markets Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	11.77%	11.58%	8.88%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2045 Fund Composite Index	12.31%	11.99%	9.24%

S&P Target Date 2045 Index	11.33%	11.80%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,792,581,032
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 12,090,250
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$8,792,581,032

Total number of portfolio holdings	5

Portfolio turnover (%)	11%

Total management fees paid for the year	$12,090,250

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099416 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.50%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 9.25% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 12.76%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	9.25%	11.49%	8.56%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2055 Fund Composite Index	12.76%	12.57%	9.57%

S&P Target Date 2055 Index	11.61%	12.27%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,854,725,709
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 7,594,169
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$1,854,725,709

Total number of portfolio holdings	19

Portfolio turnover (%)	19%

Total management fees paid for the year	$7,594,169

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099417 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	TTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$26	0.25%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 9.53% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 12.76%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	9.53%	11.76%	8.83%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2055 Fund Composite Index	12.76%	12.57%	9.57%
S&P Target Date 2055 Index	11.61%	12.27%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,854,725,709
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 7,594,169
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$1,854,725,709
Total number of portfolio holdings	19
Portfolio turnover (%)	19%
Total management fees paid for the year	$7,594,169

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099418 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Premier Class Shares
Trading Symbol	TTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$42	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 9.41% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 12.76%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	9.41%	11.60%	8.67%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2055 Fund Composite Index	12.76%	12.57%	9.57%
S&P Target Date 2055 Index	11.61%	12.27%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,854,725,709
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 7,594,169
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$1,854,725,709
Total number of portfolio holdings	19
Portfolio turnover (%)	19%
Total management fees paid for the year	$7,594,169

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162591 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Class I Shares
Trading Symbol	TTRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$29	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 9.54% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 12.76%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	9.54%	11.71%	9.67%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2055 Fund Composite Index	12.76%	12.57%	10.51%
S&P Target Date 2055 Index	11.61%	12.27%	9.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,854,725,709
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 7,594,169
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$1,854,725,709
Total number of portfolio holdings	19
Portfolio turnover (%)	19%
Total management fees paid for the year	$7,594,169

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.76% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.76%	12.49%	9.16%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	10.13%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 243,194,466
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 250,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	TLLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 12.30% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 12.60%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.30%	12.17%	9.34%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2050 Fund Composite Index	12.60%	12.31%	9.42%

S&P Target Date 2050 Index	11.41%	12.12%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,598,502,604
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,284,015
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$7,598,502,604

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 10,284,015

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079549 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Premier Class Shares
Trading Symbol	TLLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 12.13% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 12.60%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	12.13%	12.01%	9.18%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2050 Fund Composite Index	12.60%	12.31%	9.42%

S&P Target Date 2050 Index	11.41%	12.12%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,598,502,604
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,284,015
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$7,598,502,604

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 10,284,015

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079550 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 12.04% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 12.60%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	12.04%	11.89%	9.07%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2050 Fund Composite Index	12.60%	12.31%	9.42%

S&P Target Date 2050 Index	11.41%	12.12%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,598,502,604
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,284,015
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$7,598,502,604

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 10,284,015

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162587 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Class I Shares
Trading Symbol	TLLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 12.29% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 12.60%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	12.29%	12.08%	10.16%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2050 Fund Composite Index	12.60%	12.31%	10.34%

S&P Target Date 2050 Index	11.41%	12.12%	9.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,598,502,604
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,284,015
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$7,598,502,604

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$10,284,015

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099413 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 12.10% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 12.70%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	12.10%	12.07%	9.18%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2055 Fund Composite Index	12.70%	12.49%	9.54%

S&P Target Date 2055 Index	11.61%	12.27%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,768,659,573
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,304,188
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,768,659,573

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 6,304,188

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099414 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	TTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 12.41% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 12.70%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.41%	12.35%	9.46%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2055 Fund Composite Index	12.70%	12.49%	9.54%

S&P Target Date 2055 Index	11.61%	12.27%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,768,659,573
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,304,188
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,768,659,573

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 6,304,188

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099415 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Premier Class Shares
Trading Symbol	TTIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 12.22% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 12.70%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	12.22%	12.19%	9.30%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2055 Fund Composite Index	12.70%	12.49%	9.54%

S&P Target Date 2055 Index	11.61%	12.27%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,768,659,573
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,304,188
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,768,659,573

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 6,304,188

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162590 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Class I Shares
Trading Symbol	TTIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 12.37% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 12.70%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	12.37%	12.26%	10.29%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2055 Fund Composite Index	12.70%	12.49%	10.47%

S&P Target Date 2055 Index	11.61%	12.27%	9.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,768,659,573
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,304,188
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,768,659,573

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$6,304,188

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162593 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class I Shares
Trading Symbol	TSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.20%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.59% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	9.59%	12.39%	9.99%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	11.15%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	9.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 243,194,466
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 250,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.59% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	9.59%	12.32%	9.00%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	10.13%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 243,194,466
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 250,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class A Shares
Trading Symbol	TSALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$45	0.43%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.37% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	9.37%	12.17%	8.83%

Class A at maximum sales charge (Offering Price)	3.08%	10.85%	8.19%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	10.13%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257-8787.
Net Assets	$ 243,194,466
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 250,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TSARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.49% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	9.49%	12.22%	8.89%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	10.13%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 243,194,466
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 250,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class R6 Shares
Trading Symbol	TCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.50% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	7.50%	5.70%	5.11%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.19%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	4.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 308,475,297
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 311,490
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Premier Class Shares
Trading Symbol	TLSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.39% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	7.39%	5.53%	4.95%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.19%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	4.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 308,475,297
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 311,490
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class A Shares
Trading Symbol	TSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.40%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.20% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.20%	5.40%	4.82%

Class A at maximum sales charge (Offering Price)	1.03%	4.16%	4.20%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.19%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	4.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 308,475,297
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 311,490
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Retirement Class Shares
Trading Symbol	TSCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.24% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.24%	5.44%	4.86%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.19%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	4.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 308,475,297
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 311,490
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162594 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class I Shares
Trading Symbol	TLSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.18%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.43% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	7.43%	5.59%	5.48%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.65%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	5.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 308,475,297
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 311,490
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TSGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.77% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.77%	9.97%	7.69%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	8.52%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 304,177,350
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 309,006
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107526 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class A Shares
Trading Symbol	TSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.41%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.63% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	8.63%	9.80%	7.54%

Class A at maximum sales charge (Offering Price)	2.39%	8.51%	6.91%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	8.52%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 304,177,350
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 309,006
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.71% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.71%	9.84%	7.57%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	8.52%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 304,177,350
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 309,006
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[46]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.98% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.98%	10.12%	7.85%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	8.52%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 304,177,350
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 309,006
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162595 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class I Shares
Trading Symbol	TSGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.17%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[47]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.94% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.94%	10.03%	8.53%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	9.35%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 304,177,350
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 309,006
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class R6 Shares
Trading Symbol	TSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[48]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.84% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	6.84%	3.63%	3.67%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.47%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 75,506,081
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 75,659
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Premier Class Shares
Trading Symbol	TSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[49]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.72% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	6.72%	3.49%	3.52%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.47%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 75,506,081
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 75,659
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162597 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class I Shares
Trading Symbol	TSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.18%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[50]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 8.13% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.13%	7.63%	7.04%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Moderate Fund Composite Index	10.29%	7.85%	7.49%

Morningstar Moderate Target Risk Index	10.52%	7.42%	7.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 557,266,562
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 568,729
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562

Total number of portfolio holdings	14

Portfolio turnover (%)	14%

Total management fees paid for the year	$568,729

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class A Shares
Trading Symbol	TSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.40%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[51]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.52% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.52%	3.35%	3.38%

Class A at maximum sales charge (Offering Price)	0.38%	2.14%	2.77%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.47%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 75,506,081
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 75,659
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TLSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%	[52]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.56% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	6.56%	3.37%	3.41%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.47%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 75,506,081
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 75,659
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162596 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class I Shares
Trading Symbol	TSIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.20%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[53]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.67% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	6.67%	3.56%	3.91%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.74%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 75,506,081
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 75,659
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class R6 Shares
Trading Symbol	TSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[54]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 8.21% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.21%	7.73%	6.51%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Moderate Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 557,266,562
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 568,729
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562

Total number of portfolio holdings	14

Portfolio turnover (%)	14%

Total management fees paid for the year	$568,729

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Premier Class Shares
Trading Symbol	TSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[55]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 8.07% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.07%	7.57%	6.34%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Moderate Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 557,266,562
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 568,729
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562

Total number of portfolio holdings	14

Portfolio turnover (%)	14%

Total management fees paid for the year	$568,729

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class A Shares
Trading Symbol	TSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.41%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%	[56]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 7.90% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.90%	7.42%	6.21%

Class A at maximum sales charge (Offering Price)	1.70%	6.15%	5.58%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Moderate Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 557,266,562
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 568,729
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562

Total number of portfolio holdings	14

Portfolio turnover (%)	14%

Total management fees paid for the year	$568,729

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Retirement Class Shares
Trading Symbol	TSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%	[57]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 7.95% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	7.95%	7.46%	6.23%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifestyle Moderate Fund Composite Index	10.29%	7.85%	6.85%
Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 557,266,562
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 568,729
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562
Total number of portfolio holdings	14
Portfolio turnover (%)	14%
Total management fees paid for the year	$568,729

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	TLXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.25%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[58]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 9.59% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 12.86%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.59%	11.92%	8.93%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2060 Fund Composite Index	12.86%	12.76%	9.69%

S&P Target Date 2060 Index	11.58%	12.25%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 851,122,197
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 3,347,998
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$851,122,197

Total number of portfolio holdings	19

Portfolio turnover (%)	17%

Total management fees paid for the year	$3,347,998

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Premier Class Shares
Trading Symbol	TLXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$42	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[59]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 9.40% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 12.86%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	9.40%	11.73%	8.77%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2060 Fund Composite Index	12.86%	12.76%	9.69%
S&P Target Date 2060 Index	11.58%	12.25%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 851,122,197
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 3,347,998
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$851,122,197
Total number of portfolio holdings	19
Portfolio turnover (%)	17%
Total management fees paid for the year	$3,347,998

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000145614 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$52	0.50%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[60]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 9.31% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 12.86%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	9.31%	11.63%	8.66%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2060 Fund Composite Index	12.86%	12.76%	9.69%
S&P Target Date 2060 Index	11.58%	12.25%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 851,122,197
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 3,347,998
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$851,122,197
Total number of portfolio holdings	19
Portfolio turnover (%)	17%
Total management fees paid for the year	$3,347,998

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162601 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Class I Shares
Trading Symbol	TLXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$31	0.30%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[61]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 9.54% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 12.86%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	9.54%	11.83%	9.75%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2060 Fund Composite Index	12.86%	12.76%	10.64%
S&P Target Date 2060 Index	11.58%	12.25%	9.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 851,122,197
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 3,347,998
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$851,122,197
Total number of portfolio holdings	19
Portfolio turnover (%)	17%
Total management fees paid for the year	$3,347,998

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145615 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Retirement Class Shares
Trading Symbol	TVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[62]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 12.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 12.79%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	12.18%	12.24%	9.31%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2060 Fund Composite Index	12.79%	12.67%	9.66%

S&P Target Date 2060 Index	11.58%	12.25%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,790,148,930
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,584,265
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$2,790,148,930

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 3,584,265

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145616 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	TVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[63]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 12.48% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 12.79%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.48%	12.52%	9.58%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2060 Fund Composite Index	12.79%	12.67%	9.66%

S&P Target Date 2060 Index	11.58%	12.25%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,790,148,930
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,584,265
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$2,790,148,930

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 3,584,265

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145617 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Premier Class Shares
Trading Symbol	TVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[64]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 12.32% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 12.79%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	12.32%	12.36%	9.41%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2060 Fund Composite Index	12.79%	12.67%	9.66%

S&P Target Date 2060 Index	11.58%	12.25%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,790,148,930
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,584,265
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$2,790,148,930

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 3,584,265

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162602 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Class I Shares
Trading Symbol	TVIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[65]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 12.44% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 12.79%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	12.44%	12.42%	10.41%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2060 Fund Composite Index	12.79%	12.67%	10.60%

S&P Target Date 2060 Index	11.58%	12.25%	9.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,790,148,930
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,584,265
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$2,790,148,930

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$3,584,265

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Premier Class Shares
Trading Symbol	TSFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$41	0.39%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%	[66]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 9.41% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 12.96%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception
Premier Class Shares at NAV	9.41%	10.22%
Russell 3000® Index	13.12%	13.79%
Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%
Lifecycle 2065 Fund Composite Index	12.96%	11.38%
S&P Target Date 2065+ Index	11.78%	11.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 139,898,313
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 478,665
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$139,898,313
Total number of portfolio holdings	19
Portfolio turnover (%)	29%
Total management fees paid for the year	$478,665

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Class I Shares
Trading Symbol	TSFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$27	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[67]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 9.63% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 12.96%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception
Class I Shares at NAV	9.63%	10.30%
Russell 3000® Index	13.12%	13.79%
Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%
Lifecycle 2065 Fund Composite Index	12.96%	11.38%
S&P Target Date 2065+ Index	11.78%	11.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 139,898,313
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 478,665
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$139,898,313
Total number of portfolio holdings	19
Portfolio turnover (%)	29%
Total management fees paid for the year	$478,665

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	TSFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$25	0.24%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[68]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 9.56% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 12.96%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception
Class R6 Shares at NAV	9.56%	10.45%
Russell 3000® Index	13.12%	13.79%
Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%
Lifecycle 2065 Fund Composite Index	12.96%	11.38%
S&P Target Date 2065+ Index	11.78%	11.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 139,898,313
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 478,665
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$139,898,313
Total number of portfolio holdings	19
Portfolio turnover (%)	29%
Total management fees paid for the year	$478,665

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221705 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Retirement Class Shares
Trading Symbol	TSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$51	0.49%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[69]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 9.35% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 12.96%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception

Retirement Class Shares at NAV	9.35%	10.23%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle 2065 Fund Composite Index	12.96%	11.38%

S&P Target Date 2065+ Index	11.78%	11.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 139,898,313
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 478,665
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$139,898,313

Total number of portfolio holdings	19

Portfolio turnover (%)	29%

Total management fees paid for the year	$478,665

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Premier Class Shares
Trading Symbol	TFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[70]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 12.35% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 12.89%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception

Premier Class Shares at NAV	12.35%	11.07%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle Index 2065 Fund Composite Index	12.89%	11.32%

S&P Target Date 2065+ Index	11.78%	11.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 613,248,507
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 680,037
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$613,248,507

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$680,037

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Retirement Class Shares
Trading Symbol	TFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[71]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 12.25% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 12.89%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception

Retirement Class Shares at NAV	12.25%	10.89%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle Index 2065 Fund Composite Index	12.89%	11.32%

S&P Target Date 2065+ Index	11.78%	11.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 613,248,507
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 680,037
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$613,248,507

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$680,037

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221708 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Class I Shares
Trading Symbol	TFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%	[72]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 12.54% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 12.89%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception

Class I Shares at NAV	12.54%	11.17%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle Index 2065 Fund Composite Index	12.89%	11.32%

S&P Target Date 2065+ Index	11.78%	11.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 613,248,507
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 680,037
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$613,248,507

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$680,037

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221709 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	TFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[73]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 12.54% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 12.89%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception

Class R6 Shares at NAV	12.54%	11.22%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle Index 2065 Fund Composite Index	12.89%	11.32%

S&P Target Date 2065+ Index	11.78%	11.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 613,248,507
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 680,037
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$613,248,507

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$680,037

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014647 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.51%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%	[74]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 8.74% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 11.78%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.74%	10.11%	7.82%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2040 Fund Composite Index	11.78%	11.01%	8.72%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,926,168,970
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 25,066,996
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$5,926,168,970

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 25,066,996

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047978 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	TCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.26%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[75]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 9.03% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 11.78%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.03%	10.39%	8.09%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2040 Fund Composite Index	11.78%	11.01%	8.72%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,926,168,970
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 25,066,996
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$5,926,168,970

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 25,066,996

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079566 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Premier Class Shares
Trading Symbol	TCZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$43	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%	[76]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 8.80% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 11.78%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	8.80%	10.23%	7.92%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2040 Fund Composite Index	11.78%	11.01%	8.72%
S&P Target Date 2040 Index	10.87%	11.07%	8.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,926,168,970
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 25,066,996
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$5,926,168,970

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Total management fees paid for the year	$25,066,996

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Class I Shares
Trading Symbol	TCZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.29%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[77]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 8.93% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 11.78%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.93%	10.31%	8.86%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle 2040 Fund Composite Index	11.78%	11.01%	9.61%

S&P Target Date 2040 Index	10.87%	11.07%	8.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,926,168,970
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 25,066,996
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$5,926,168,970

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Total management fees paid for the year	$25,066,996

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014643 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.53%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[78]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 7.89% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 10.28%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.89%	7.85%	6.56%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2030 Fund Composite Index	10.28%	8.50%	7.30%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,365,167,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 18,369,937
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,365,167,433

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 18,369,937

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047976 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	TCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$29	0.28%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[79]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 8.16% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 10.28%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.16%	8.12%	6.83%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2030 Fund Composite Index	10.28%	8.50%	7.30%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,365,167,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 18,369,937
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,365,167,433

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 18,369,937

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Premier Class Shares
Trading Symbol	TCHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%	[80]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 8.04% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 10.28%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	8.04%	7.95%	6.67%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2030 Fund Composite Index	10.28%	8.50%	7.30%
S&P Target Date 2030 Index	9.51%	8.53%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,365,167,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 18,369,937
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,365,167,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$18,369,937

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162556 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Class I Shares
Trading Symbol	TCHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$31	0.30%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[81]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 8.16% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 10.28%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	8.16%	8.04%	7.46%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2030 Fund Composite Index	10.28%	8.50%	8.03%
S&P Target Date 2030 Index	9.51%	8.53%	7.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,365,167,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 18,369,937
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,365,167,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$18,369,937

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162557 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Class I Shares
Trading Symbol	TCYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$31	0.30%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[82]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 8.41% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 10.91%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	8.41%	9.09%	8.12%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2035 Fund Composite Index	10.91%	9.66%	8.78%
S&P Target Date 2035 Index	10.24%	9.95%	8.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,835,172,704
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,275,659
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,835,172,704
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total management fees paid for the year	$20,275,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014644 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$54	0.52%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%	[83]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 8.21% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 10.91%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.21%	8.90%	7.17%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2035 Fund Composite Index	10.91%	9.66%	7.98%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,835,172,704
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,275,659
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,835,172,704

Total number of portfolio holdings	21

Portfolio turnover (%)	14%

Total management fees paid for the year	$20,275,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	TCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$28	0.27%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[84]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 8.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 10.91%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.51%	9.19%	7.45%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2035 Fund Composite Index	10.91%	9.66%	7.98%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,835,172,704
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,275,659
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,835,172,704

Total number of portfolio holdings	21

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 20,275,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Premier Class Shares
Trading Symbol	TCYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$44	0.42%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%	[85]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 8.36% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 10.91%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	8.36%	9.03%	7.28%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2035 Fund Composite Index	10.91%	9.66%	7.98%
S&P Target Date 2035 Index	10.24%	9.95%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,835,172,704
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,275,659
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,835,172,704
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total management fees paid for the year	$20,275,659

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033271 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Class A Shares
Trading Symbol	TIMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[86]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 8.05% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	8.05%	7.55%	6.34%

Class A at maximum sales charge (Offering Price)	1.85%	6.29%	5.71%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Managed Allocation Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 876,851,708
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$876,851,708

Total number of portfolio holdings	14

Portfolio turnover (%)	11%

Total management fees paid for the year	$0

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033272 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Retirement Class Shares
Trading Symbol	TITRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[87]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 8.10% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.10%	7.53%	6.33%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Managed Allocation Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 876,851,708
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$876,851,708

Total number of portfolio holdings	14

Portfolio turnover (%)	11%

Total management fees paid for the year	$0

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033273 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	TIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$0	0.00%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[88]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 8.37% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.37%	7.82%	6.60%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Managed Allocation Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 876,851,708
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$876,851,708

Total number of portfolio holdings	14

Portfolio turnover (%)	11%

Total management fees paid for the year	$0

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054994 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$52	0.50%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[89]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 9.15% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 12.66%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	9.15%	11.34%	8.47%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2050 Fund Composite Index	12.66%	12.39%	9.45%
S&P Target Date 2050 Index	11.41%	12.12%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,502,564,733
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 14,671,786
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,502,564,733
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total management fees paid for the year	$14,671,786

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Premier Class Shares
Trading Symbol	TCLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$42	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[90]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 9.27% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 12.66%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	9.27%	11.44%	8.58%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2050 Fund Composite Index	12.66%	12.39%	9.45%
S&P Target Date 2050 Index	11.41%	12.12%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,502,564,733
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 14,671,786
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,502,564,733
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total management fees paid for the year	$14,671,786

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Class I Shares
Trading Symbol	TFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$28	0.27%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[91]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 9.44% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 12.66%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	9.44%	11.56%	9.56%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2050 Fund Composite Index	12.66%	12.39%	10.38%
S&P Target Date 2050 Index	11.41%	12.12%	9.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,502,564,733
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 14,671,786
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,502,564,733
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total management fees paid for the year	$14,671,786

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054992 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$52	0.50%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[92]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 9.06% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 12.37%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI All Country World Index ex USA Investable Market Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	9.06%	11.05%	8.31%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2045 Fund Composite Index	12.37%	12.07%	9.26%
S&P Target Date 2045 Index	11.33%	11.80%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,362,593,840
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 18,305,071
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,362,593,840

Total number of portfolio holdings	19

Portfolio turnover (%)	15%

Total management fees paid for the year	$18,305,071

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Premier Class Shares
Trading Symbol	TTFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[93]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 9.13% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 12.37%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI All Country World Index ex USA Investable Market Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	9.13%	11.16%	8.41%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2045 Fund Composite Index	12.37%	12.07%	9.26%

S&P Target Date 2045 Index	11.33%	11.80%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,362,593,840
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 18,305,071
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,362,593,840

Total number of portfolio holdings	19

Portfolio turnover (%)	15%

Total management fees paid for the year	$18,305,071

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162574 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Class I Shares
Trading Symbol	TTFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$28	0.27%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[94]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 9.28% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 12.37%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI All Country World Index ex USA Investable Market Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	9.28%	11.25%	9.39%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2045 Fund Composite Index	12.37%	12.07%	10.19%
S&P Target Date 2045 Index	11.33%	11.80%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,362,593,840
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 18,305,071
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,362,593,840
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total management fees paid for the year	$18,305,071

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054993 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	TFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$26	0.25%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[95]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 9.54% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 12.66%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	9.54%	11.62%	8.75%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2050 Fund Composite Index	12.66%	12.39%	9.45%
S&P Target Date 2050 Index	11.41%	12.12%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,502,564,733
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 14,671,786
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,502,564,733
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total management fees paid for the year	$14,671,786

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054991 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	TTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$26	0.25%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[96]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 9.32% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 12.37%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI All Country World Index ex USA Investable Market Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	9.32%	11.34%	8.58%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2045 Fund Composite Index	12.37%	12.07%	9.26%
S&P Target Date 2045 Index	11.33%	11.80%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,362,593,840
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 18,305,071
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$4,362,593,840

Total number of portfolio holdings	19

Portfolio turnover (%)	15%

Total management fees paid for the year	$18,305,071

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054995 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class A Shares
Trading Symbol	TLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$55	0.53%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[97]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.11% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	7.11%	5.16%	4.78%
Class A at maximum sales charge (Offering Price)	0.94%	3.92%	4.16%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.28%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 392,788,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,585,977
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$1,585,977

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class R6 Shares
Trading Symbol	TLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$28	0.27%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[98]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.37% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	7.37%	5.43%	5.03%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.28%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 392,788,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,585,977
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$1,585,977

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054997 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TLIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$55	0.53%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[99]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.12% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	7.12%	5.18%	4.78%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.28%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 392,788,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,585,977
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$1,585,977

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Premier Class Shares
Trading Symbol	TPILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%	[100]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.21% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.21%	5.27%	4.88%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.28%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 392,788,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,585,977
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$1,585,977

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class I Shares
Trading Symbol	TLRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.33%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%	[101]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.31% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	7.31%	5.35%	5.44%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.77%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 392,788,433
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,585,977
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$1,585,977

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Class I Shares
Trading Symbol	TLTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%	[102]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 8.35% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 8.52%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.35%	5.19%	5.57%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2010 Fund Composite Index	8.52%	5.35%	5.72%

S&P Target Date 2010 Index	8.09%	5.14%	5.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 658,312,939
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,110,285
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$658,312,939

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 1,110,285

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Class R6 Shares
Trading Symbol	TLTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[103]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 8.34% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 8.52%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.34%	5.26%	5.15%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2010 Fund Composite Index	8.52%	5.35%	5.23%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 658,312,939
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,110,285
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$658,312,939

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$1,110,285

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Premier Class Shares
Trading Symbol	TLTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[104]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 8.21% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 8.52%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.21%	5.10%	4.99%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2010 Fund Composite Index	8.52%	5.35%	5.23%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 658,312,939
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,110,285
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$658,312,939

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$1,110,285

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%	[105]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 8.09% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 8.52%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.09%	5.00%	4.89%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2010 Fund Composite Index	8.52%	5.35%	5.23%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 658,312,939
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,110,285
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$658,312,939

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$1,110,285

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	TLWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[106]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 9.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 9.25%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.09%	6.44%	5.98%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2020 Fund Composite Index	9.25%	6.54%	6.06%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,010,533,049
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,125,874
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,010,533,049

Total number of portfolio holdings	7

Portfolio turnover (%)	12%

Total management fees paid for the year	$5,125,874

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Premier Class Shares
Trading Symbol	TLWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[107]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 8.86% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 9.25%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.86%	6.27%	5.82%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2020 Fund Composite Index	9.25%	6.54%	6.06%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,010,533,049
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,125,874
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,010,533,049

Total number of portfolio holdings	7

Portfolio turnover (%)	12%

Total management fees paid for the year	$5,125,874

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[108]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 8.83% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 9.25%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.83%	6.18%	5.72%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2020 Fund Composite Index	9.25%	6.54%	6.06%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,010,533,049
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,125,874
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,010,533,049

Total number of portfolio holdings	7

Portfolio turnover (%)	12%

Total management fees paid for the year	$5,125,874

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162581 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Class I Shares
Trading Symbol	TLWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[109]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 9.03% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 9.25%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	9.03%	6.34%	6.46%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2020 Fund Composite Index	9.25%	6.54%	6.65%

S&P Target Date 2020 Index	8.47%	6.18%	6.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,010,533,049
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,125,874
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,010,533,049

Total number of portfolio holdings	7

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 5,125,874

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Class R6 Shares
Trading Symbol	TRILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[110]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 8.68% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 8.84%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.68%	5.46%	5.20%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index Retirement Income Fund Composite Index	8.84%	5.56%	5.26%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 772,632,516
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,238,918
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$772,632,516

Total number of portfolio holdings	7

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,238,918

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Premier Class Shares
Trading Symbol	TLIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[111]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 8.53% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 8.84%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.53%	5.29%	5.04%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index Retirement Income Fund Composite Index	8.84%	5.56%	5.26%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 772,632,516
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,238,918
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$772,632,516

Total number of portfolio holdings	7

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,238,918

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TRCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%	[112]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 8.43% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 8.84%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.43%	5.20%	4.94%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index Retirement Income Fund Composite Index	8.84%	5.56%	5.26%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 772,632,516
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,238,918
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$772,632,516

Total number of portfolio holdings	7

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,238,918

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162578 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Class I Shares
Trading Symbol	TLIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%	[113]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 8.59% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 8.84%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.59%	5.35%	5.58%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index Retirement Income Fund Composite Index	8.84%	5.56%	5.75%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 772,632,516
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,238,918
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$772,632,516

Total number of portfolio holdings	7

Portfolio turnover (%)	23%

Total management fees paid for the year	$ 1,238,918

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Class R6 Shares
Trading Symbol	TLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%	[114]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 8.73% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 8.89%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.73%	5.86%	5.56%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2015 Fund Composite Index	8.89%	5.94%	5.63%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,002,489,875
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,768,166
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$1,002,489,875

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,768,166

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Premier Class Shares
Trading Symbol	TLFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[115]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 8.55% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 8.89%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.55%	5.68%	5.39%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2015 Fund Composite Index	8.89%	5.94%	5.63%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,002,489,875
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,768,166
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$1,002,489,875

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,768,166

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%	[116]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 8.46% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 8.89%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.46%	5.59%	5.29%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2015 Fund Composite Index	8.89%	5.94%	5.63%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,002,489,875
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,768,166
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$1,002,489,875

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,768,166

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162580 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Class I Shares
Trading Symbol	TLFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[117]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 8.74% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 8.89%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.74%	5.77%	6.01%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2015 Fund Composite Index	8.89%	5.94%	6.16%

S&P Target Date 2015 Index	8.07%	5.67%	5.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,002,489,875
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,768,166
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$1,002,489,875

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 1,768,166

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014641 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.53%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[118]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 7.36% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 9.29%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.36%	6.05%	5.48%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2020 Fund Composite Index	9.29%	6.58%	6.08%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,101,876,834
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 9,002,264
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$2,101,876,834

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 9,002,264

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047974 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	TCWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$29	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[119]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 7.66% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 9.29%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	7.66%	6.33%	5.74%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2020 Fund Composite Index	9.29%	6.58%	6.08%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 2,101,876,834
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 9,002,264
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$2,101,876,834

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 9,002,264

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Premier Class Shares
Trading Symbol	TCWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%	[120]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 7.39% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 9.29%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.39%	6.14%	5.58%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2020 Fund Composite Index	9.29%	6.58%	6.08%
S&P Target Date 2020 Index	8.47%	6.18%	5.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,101,876,834
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 9,002,264
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$2,101,876,834
Total number of portfolio holdings	21
Portfolio turnover (%)	11%
Total management fees paid for the year	$9,002,264

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Class I Shares
Trading Symbol	TCWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.33%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%	[121]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 7.52% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 9.29%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	7.52%	6.22%	6.24%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle 2020 Fund Composite Index	9.29%	6.58%	6.67%

S&P Target Date 2020 Index	8.47%	6.18%	6.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,101,876,834
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 9,002,264
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$2,101,876,834

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$9,002,264

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Class I Shares
Trading Symbol	TCQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$32	0.31%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%	[122]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 7.74% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 9.68%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   An allocation to the Nuveen Quant Small/Mid Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	7.74%	7.06%	6.81%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2025 Fund Composite Index	9.68%	7.46%	7.31%
S&P Target Date 2025 Index	8.82%	7.23%	6.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,367,492,187
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 14,518,478
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,367,492,187
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total management fees paid for the year	$14,518,478

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014642 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.53%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[123]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 7.48% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 9.68%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   An allocation to the Nuveen Quant Small/Mid Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.
»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.48%	6.85%	5.98%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2025 Fund Composite Index	9.68%	7.46%	6.65%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,367,492,187
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 14,518,478
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,367,492,187

Total number of portfolio holdings	21

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 14,518,478

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047975 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	TCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[124]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 7.73% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 9.68%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   An allocation to the Nuveen Quant Small/Mid Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	7.73%	7.12%	6.24%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2025 Fund Composite Index	9.68%	7.46%	6.65%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,367,492,187
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 14,518,478
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,367,492,187

Total number of portfolio holdings	21

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 14,518,478

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Premier Class Shares
Trading Symbol	TCQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%	[125]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 7.71% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 9.68%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   An allocation to the Nuveen Quant Small/Mid Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.71%	6.98%	6.10%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2025 Fund Composite Index	9.68%	7.46%	6.65%
S&P Target Date 2025 Index	8.82%	7.23%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,367,492,187
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 14,518,478
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$3,367,492,187
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total management fees paid for the year	$14,518,478

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Premier Class Shares
Trading Symbol	TCFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%	[126]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 7.27% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 8.92%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.27%	5.66%	5.22%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2015 Fund Composite Index	8.92%	5.98%	5.64%
S&P Target Date 2015 Index	8.07%	5.67%	5.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 982,124,540
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,137,942
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$982,124,540
Total number of portfolio holdings	21
Portfolio turnover (%)	11%
Total management fees paid for the year	$4,137,942

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047973 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Class R6 Shares
Trading Symbol	TCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.28%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[127]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 7.40% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 8.92%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	7.40%	5.81%	5.38%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2015 Fund Composite Index	8.92%	5.98%	5.64%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 982,124,540
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,137,942
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$982,124,540

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 4,137,942

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162553 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Class I Shares
Trading Symbol	TCNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$33	0.32%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%	[128]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 7.40% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 8.92%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	7.40%	5.73%	5.84%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2015 Fund Composite Index	8.92%	5.98%	6.18%
S&P Target Date 2015 Index	8.07%	5.67%	5.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 982,124,540
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,137,942
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$982,124,540
Total number of portfolio holdings	21
Portfolio turnover (%)	11%
Total management fees paid for the year	$4,137,942

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014640 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.53%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[129]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 7.21% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 8.92%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.21%	5.55%	5.11%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2015 Fund Composite Index	8.92%	5.98%	5.64%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 982,124,540
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,137,942
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$982,124,540

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 4,137,942

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014639 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.51%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%	[130]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 7.14% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 8.55%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.14%	5.19%	4.84%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2010 Fund Composite Index	8.55%	5.39%	5.24%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 688,742,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,913,688
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$688,742,970

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 2,913,688

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047972 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Class R6 Shares
Trading Symbol	TCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.26%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[131]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 7.43% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 8.55%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	7.43%	5.45%	5.11%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2010 Fund Composite Index	8.55%	5.39%	5.24%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 688,742,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,913,688
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$688,742,970

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 2,913,688

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Premier Class Shares
Trading Symbol	TCTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$42	0.41%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%	[132]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 7.26% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 8.55%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.26%	5.31%	4.96%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2010 Fund Composite Index	8.55%	5.39%	5.24%
S&P Target Date 2010 Index	8.09%	5.14%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 688,742,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,913,688
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$688,742,970
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$2,913,688

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Class I Shares
Trading Symbol	TCLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.32%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%	[133]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 7.37% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 8.55%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	7.37%	5.37%	5.57%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle 2010 Fund Composite Index	8.55%	5.39%	5.74%

S&P Target Date 2010 Index	8.09%	5.14%	5.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 688,742,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,913,688
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$688,742,970

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$2,913,688

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[2]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[3]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[4]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[5]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[6]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[7]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[8]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[9]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[10]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[11]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[12]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[13]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[14]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[15]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[16]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[17]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[18]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[19]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[20]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[21]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[22]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[23]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[24]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[25]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[26]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[27]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[28]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[29]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[30]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[31]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[32]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[33]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[34]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[35]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[36]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[37]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[38]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[39]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[40]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[41]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[42]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[43]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[44]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[45]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[46]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[47]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[48]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[49]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[50]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[51]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[52]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[53]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[54]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[55]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[56]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[57]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[58]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[59]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[60]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[61]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[62]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[63]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[64]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[65]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[66]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[67]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[68]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[69]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[70]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[71]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[72]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[73]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[74]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[75]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[76]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[77]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[78]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[79]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[80]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[81]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[82]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[83]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[84]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[85]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[86]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[87]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[88]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[89]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[90]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[91]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[92]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[93]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[94]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[95]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[96]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[97]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[98]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[99]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[100]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[101]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[102]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[103]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[104]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[105]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[106]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[107]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[108]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[109]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[110]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[111]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[112]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[113]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[114]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[115]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[116]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[117]	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.
[118]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[119]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[120]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[121]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[122]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[123]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[124]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[125]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[126]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[127]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[128]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[129]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[130]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[131]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[132]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[133]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.